Share Option Activities, 2004 Option Plan (Detail) (2004 Option Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2004 Option Plan
Number of option
Outstanding at beginning of period	3,806,615
Exercised	(28,321)
Forfeited	(362,553)
Outstanding at end of period	3,415,741	3,806,615
Vested and expected at end of period	3,379,045
Exercisable at end of period	2,561,937
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 5.64
Exercised	$ 5.13
Forfeited	$ 7.83
Outstanding at end of period	$ 5.41	$ 5.64
Vested and expected at end of period	$ 5.41
Exercisable at end of period	$ 5.41
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	2 years 8 months 12 days	3 years 7 months 6 days
Vested and expected to vest at end of period	2 years 8 months 12 days
Exercisable at end of period	2 years 7 months 28 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 6,351,833
Outstanding at end of period		6,351,833
Vested and expected to vest at end of period
Exercisable at end of period